Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000009521 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Research Fund
Class Name	Class A
Trading Symbol	DRFAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 19.06%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+25% vs +22%) and significantly overweight (average weighting 34% vs 14%)
    Capital One Financial (+44%), Bank of New York Mellon (+60%), Danske Bank (+43%), and Wells Fargo (+39%)
  Underweight in Health Care (average weighting 5% vs 11%), the weakest performing sector of the Index
  Communication Services - outperformed the Index sector (+53% vs +31%)
    Meta Platforms (+63%)
  Consumer Discretionary - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 18% vs 10%)
    Amazon.com (+25%) and Entain (+90%)
  Underweight in Consumer Staples (average weighting 1% vs 6%)
  Individual Information Technology holdings
    Oracle (+84%), SAP (+36%), and Microsoft (+28%)
    Oracle - largest individual contributor
Detractors from Performance
  Information Technology - underperformed the Index sector (+20% vs +24%) and underweight (average weighting 23% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - largest individual detractor (no longer a Fund holding)
  Industrials - significantly underperformed the Index sector (+3% vs +21%) and underweight (average weighting 5% vs 8%)
    Owens Corning (-24%)
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
  Individual holdings
    RH (-29%), MGM Resorts (-15%), Teck Resources (-33%), Humana (-30%), UnitedHealth Group (-56%), and
    Viatris (-24%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	19.06%	13.18%	11.71%
Davis Research Fund (Class A) — With sales charge*	13.40%	12.09%	11.17%
S&P 500 Index	16.33%	15.87%	13.65%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 .
Net Assets	$ 78,000,000.0
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 394,500
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/25 (in millions)	$78.0
Total number of portfolio holdings as of 07/31/25	65
Portfolio turnover rate for the period	15%
Total advisory fees paid for the period (in thousands)	$394.5

Holdings [Text Block]	Top Sectors as of 07/31/25 Net Assets
Financials	34.16%
Information Technology	25.69%
Consumer Discretionary	17.40%
Communication Services	6.51%
Industrials	4.64%